UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.3%
AUSTRALIA 7.3%
AIRPORTS 1.0%
Sydney Airport	266,350	$873,060
ELECTRIC 1.0%
INTEGRATED ELECTRIC 0.4%
AGL Energy Ltd.	21,785	338,286
REGULATED ELECTRIC 0.6%
Spark Infrastructure Group, 144A(a)	321,451	543,509
TOTAL ELECTRIC		881,795
MARINE PORTS 0.9%
Asciano Ltd.	187,600	850,391
PIPELINES—PIPELINES—C-CORP 0.8%
APA Group	139,000	683,436
RAILWAYS 0.4%
QR National Ltd.	103,650	366,630
TOLL ROADS 3.2%
Transurban Group	465,311	2,896,004
TOTAL AUSTRALIA		6,551,316
BRAZIL 2.5%
ELECTRIC 0.9%
INTEGRATED ELECTRIC 0.2%
Cia Energetica de Minas Gerais	18,100	219,459
REGULATED ELECTRIC 0.7%
Transmissora Alianca de Energia Eletrica SA	17,566	636,873
TOTAL ELECTRIC		856,332
TOLL ROADS 0.9%
CCR SA	88,948	805,128
WATER 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	7,650	621,257
TOTAL BRAZIL		2,282,717
CANADA 4.8%
MARINE PORTS 0.7%
Westshore Terminals Investment Corp.	23,017	655,321
PIPELINES—PIPELINES—C-CORP 4.1%
Enbridge	48,242	1,884,338
TransCanada Corp.	39,105	1,779,633
		3,663,971
TOTAL CANADA		4,319,292

	Number of Shares	Value
CHINA 1.1%
ELECTRIC—INTEGRATED ELECTRIC 0.8%
Huaneng Power International, Class H (HKD)	972,005	$739,591
TOLL ROADS 0.3%
Zhejiang Expressway Co., Ltd. (HKD)	315,700	219,857
TOTAL CHINA		959,448
FRANCE 9.6%
AIRPORTS 0.9%
Aeroports de Paris	11,000	877,252
COMMUNICATIONS—SATELLITES 0.7%
Eutelsat Communications	19,060	612,694
ELECTRIC—INTEGRATED ELECTRIC 1.4%
GDF Suez	56,739	1,268,677
TOLL ROADS 5.6%
Groupe Eurotunnel SA	237,900	1,675,920
Vinci SA	78,858	3,358,797
		5,034,717
WATER 1.0%
Veolia Environnement	81,850	883,102
TOTAL FRANCE		8,676,442
GERMANY 2.9%
AIRPORTS 0.7%
Fraport AG	11,341	655,892
ELECTRIC—INTEGRATED ELECTRIC 2.2%
E.ON AG	82,000	1,945,732
TOTAL GERMANY		2,601,624
HONG KONG 1.7%
DIVERSIFIED 0.2%
NWS Holdings Ltd.	143,200	230,847
ELECTRIC—REGULATED ELECTRIC 1.5%
CLP Holdings Ltd.	66,300	564,324
Power Assets Holdings Ltd.	91,000	772,216
		1,336,540
TOTAL HONG KONG		1,567,387

	Number of Shares	Value
ITALY 3.0%
ELECTRIC 1.2%
INTEGRATED ELECTRIC 0.6%
Enel S.p.A.	149,765	$529,637
REGULATED ELECTRIC 0.6%
Terna Rete Elettrica Nazionale S.p.A.	136,000	506,824
TOTAL ELECTRIC		1,036,461
GAS DISTRIBUTION 0.3%
Snam Rete Gas S.p.A.	66,913	296,654
TOLL ROADS 1.5%
Atlantia S.p.A.	85,411	1,325,869
TOTAL ITALY		2,658,984
JAPAN 12.5%
ELECTRIC—INTEGRATED ELECTRIC 0.8%
Chubu Electric Power Co.	29,000	377,921
Kansai Electric Power Co.	35,300	275,923
		653,844
GAS DISTRIBUTION 1.0%
Osaka Gas Co., Ltd.	79,400	349,995
Tokyo Gas Co., Ltd.	103,000	567,529
		917,524
RAILWAYS 10.7%
Central Japan Railway Co.	24,500	2,153,639
East Japan Railway Co.	63,700	4,220,003
West Japan Railway Co.	76,100	3,252,095
		9,625,737
TOTAL JAPAN		11,197,105
LUXEMBOURG 2.9%
COMMUNICATIONS—SATELLITES
SES SA	95,367	2,593,799
MEXICO 0.6%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, ADR	12,142	525,749

	Number of Shares	Value
NETHERLANDS 2.2%
MARINE PORTS
Koninklijke Vopak NV	28,653	$2,011,874
NEW ZEALAND 0.3%
AIRPORTS
Auckland International Airport Ltd.	108,905	236,482
PORTUGAL 0.6%
ELECTRIC—INTEGRATED ELECTRIC
Energias de Portugal SA	191,270	526,485
SOUTH KOREA 0.3%
ELECTRIC—REGULATED ELECTRIC
Korea Electric Power Corp.(b)	12,000	301,235
SPAIN 4.1%
ELECTRIC 0.5%
INTEGRATED ELECTRIC 0.2%
Iberdrola SA	50,300	228,043
REGULATED ELECTRIC 0.3%
Red Electrica Corp. SA	5,400	256,024
TOTAL ELECTRIC		484,067
GAS DISTRIBUTION 0.6%
Enagas SA	26,326	519,294
TOLL ROADS 3.0%
Abertis Infraestructuras SA	128,479	1,890,417
Ferrovial SA	62,200	809,292
TOTAL TOLL ROADS		2,699,709
TOTAL SPAIN		3,703,070
SWITZERLAND 0.8%
AIRPORTS
Flughafen Zuerich AG	1,850	759,277
UNITED KINGDOM 4.7%
COMMUNICATIONS—SATELLITES 1.4%
Inmarsat PLC	127,900	1,218,544
ELECTRIC 2.6%
INTEGRATED ELECTRIC 0.6%
SSE PLC	23,200	521,490
REGULATED ELECTRIC 2.0%
National Grid PLC	162,051	1,787,273
TOTAL ELECTRIC		2,308,763

	Number of Shares	Value
WATER 0.7%
Severn Trent PLC	10,600	$287,392
United Utilities Group PLC	33,400	386,170
		673,562
TOTAL UNITED KINGDOM		4,200,869
UNITED STATES 37.4%
COMMUNICATIONS—TOWERS 12.7%
American Tower Corp.	68,064	4,859,089
Crown Castle International Corp.(b)	66,000	4,230,600
SBA Communications Corp.(b)	37,100	2,333,590
		11,423,279
ELECTRIC 13.9%
INTEGRATED ELECTRIC 6.9%
Edison International	35,730	1,632,504
Exelon Corp.	31,900	1,135,002
FirstEnergy Corp.	13,500	595,350
NextEra Energy	22,215	1,562,381
PPL Corp.	44,047	1,279,565
		6,204,802
REGULATED ELECTRIC 7.0%
CenterPoint Energy	41,150	876,495
Duke Energy Corp.	15,500	1,004,400
ITC Holdings Corp.	7,350	555,513
PG&E Corp.	32,030	1,366,720
Southern Co.	34,014	1,567,705
Wisconsin Energy Corp.	24,336	916,737
		6,287,570
TOTAL ELECTRIC		12,492,372
GAS DISTRIBUTION 2.4%
Atmos Energy Corp.	14,413	515,841
Questar Corp.	16,654	338,576
Sempra Energy	20,250	1,305,923
		2,160,340

		Number of Shares	Value
PIPELINES 7.1%
PIPELINES—C-CORP 3.4%
Kinder Morgan		11,650	$413,808
SemGroup Corp., Class A(b)		6,300	232,155
Targa Resources Corp.		8,900	448,026
Williams Cos. (The)		55,505	1,941,010
			3,034,999
PIPELINES—MLP 3.7%
Enterprise Products Partners LP		6,000	321,600
EQT Midstream Partners LP(b)		16,591	477,821
Golar LNG Partners LP (Marshall Islands)		11,700	374,868
MarkWest Energy Partners LP		5,000	272,100
Oiltanking Partners LP		16,856	643,899
Rose Rock Midstream LP		11,064	355,044
Susser Petroleum Partners LP(b)		16,158	387,630
Tesoro Logistics LP		11,163	483,358
			3,316,320
TOTAL PIPELINES			6,351,319
SHIPPING 0.5%
GasLog Ltd. (Bermuda)(b)		36,030	417,227
WATER 0.8%
American Water Works Co.		20,402	756,098
TOTAL UNITED STATES			33,600,635

TOTAL INVESTMENTS (Identified cost—$71,907,557)	99.3%		89,273,790

OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		618,371

NET ASSETS	100.0%		$89,892,161

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.6% of the net assets of the Fund, of which 0.0% are illiquid.

(b)         Non-income producing security.

Sector Summary	% of Net Assets
Electric	27.6
Communications	17.6
Toll Roads	14.4
Pipelines	11.9
Railways	11.1
Airports	4.4
Gas Distribution	4.3
Marine Ports	3.9
Water	3.3
Other	0.7
Shipping	0.5
Diversified	0.3
100.0

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$89,273,790	$89,273,790	$—	$—
Total Investments(a)	$89,273,790	$89,273,790	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$71,907,557
Gross unrealized appreciation	$19,751,989
Gross unrealized depreciation	(2,385,756)
Net unrealized appreciation	$17,366,233

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin		By:	/s/James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 28, 2012